ACQUISITION OF ALIP TECHNOLOGY (Details Narrative) - USD ($)			9 Months Ended
	Jul. 21, 2024	Jun. 21, 2024	Jun. 30, 2024	Sep. 30, 2023
Business Acquisition [Line Items]
Contingent cash		$ 836,500
Contingent consideration			$ 1,222,000
Revaluation expense			$ 385,500
ALIP Technology [Member]
Business Acquisition [Line Items]
Proceeds from previous acquisitions		$ 1,370,000
Number of shares issued for acquisitions		50,000
Business combination cash consideration	$ 50,000
ALIP Technology [Member] | Dr Maidana [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisitions		50,000
Business combination cash consideration	$ 50,000
ALIP Technology [Member] | Dr Maidana [Member] | Consulting Agreement [Member]
Business Acquisition [Line Items]
Proceeds from previous acquisitions		$ 350,000